July 11, 2019

Stewart Title Guaranty Company

1980 Post Oak Blvd.

Houston, TX 77056

RE:	Home Partners of America 2019-1 SFR Securitization HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the Securities by the Issuer referenced above, we have conducted the HOA Discrepancy Review further described below. The Review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowner’s, condominium, or other common-interest community association (each an “HOA”) as of the date set forth below. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which certification has been provided to you concurrently herewith.

I.	Manner and Scope of Review (Item 4 of Form ABS Due Diligence-15E)
a.	Background.

We have been informed that:

1.	The Securities are to be secured by, among other things, certain mortgage loans (the “Mortgage Loans”) relating to certain residential rental properties (the “Properties”).
2.	Some of the Properties were previously designated by Borrower as not being subject to an HOA (“Non-HOA Properties”).
3.	Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Borrower.
b.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Borrower and/or Borrower’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I.

c.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each Subject Property. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.	Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2.	Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3.	Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.
4.	Review of prior mortgages. Certain mortgages to which the Subject Property was previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that the Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

1.	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly
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referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

2.	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
3.	Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
4.	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
d.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations, or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate

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evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.	Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

 Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, except as set forth on Schedule I as indicated in the “Updated Designation” column, none of the Subject Properties set forth on Schedule I is subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

This report was prepared solely for the benefit of the addressees set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, except for placement agents involved directly with the placement of this securitization transaction, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”). Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

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Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

Stewart Title Guaranty Company, a Texas corporation

By:	/s/ John Tacia
Name: John Tacia
Title: Vice President
Date: July 11, 2019

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Schedule I

Property Code	State	Description of Discrepancy	Updated Designation (HOA or apparent Non-HOA)	Date of Updated Designation
p36-2830	CO	HOA Discrepancy	Non-HOA	11-Jul-18
p36-2853	CO	HOA Discrepancy	Non-HOA	11-Jul-18
p36-2875	CO	HOA Discrepancy	Non-HOA	11-Jul-18
p36-2956	CO	HOA Discrepancy	Non-HOA	11-Jul-18
p54-0304	TN	HOA Discrepancy	Non-HOA	11-Jul-18
p54-0308	TN	HOA Discrepancy	Non-HOA	11-Jul-18
p56-6118	TX	HOA Discrepancy	Non-HOA	11-Jul-18
p56-6157	TX	HOA Discrepancy	Non-HOA	11-Jul-18
p56-6160	TX	HOA Discrepancy	Non-HOA	11-Jul-18
p56-6219	TX	HOA Discrepancy	Non-HOA	11-Jul-18
p56-6236	TX	HOA Discrepancy	Non-HOA	11-Jul-18
p56-6278	TX	HOA Discrepancy	Non-HOA	11-Jul-18
p56-6297	TX	HOA Discrepancy	Non-HOA	11-Jul-18
p56-6332	TX	HOA Discrepancy	Non-HOA	11-Jul-18
p56-6339	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v30-0006	FL	HOA Discrepancy	Non-HOA	11-Jul-18
v30-0319	FL	HOA Discrepancy	Non-HOA	11-Jul-18
v30-0357	FL	HOA Discrepancy	Non-HOA	11-Jul-18
v30-0365	FL	HOA Discrepancy	Non-HOA	11-Jul-18
v30-0377	FL	HOA Discrepancy	Non-HOA	11-Jul-18
v30-0379	FL	HOA Discrepancy	Non-HOA	11-Jul-18
v32-0391	GA	HOA Discrepancy	Non-HOA	11-Jul-18
v32-0440	GA	HOA Discrepancy	Non-HOA	11-Jul-18
v36-0165	CO	HOA Discrepancy	Non-HOA	11-Jul-18
v36-0170	CO	HOA Discrepancy	Non-HOA	11-Jul-18
v36-0178	CO	HOA Discrepancy	Non-HOA	11-Jul-18
v36-0183	CO	HOA Discrepancy	Non-HOA	11-Jul-18
v36-0195	CO	HOA Discrepancy	Non-HOA	11-Jul-18
v36-0292	CO	HOA Discrepancy	Non-HOA	11-Jul-18
v36-0307	CO	HOA Discrepancy	Non-HOA	11-Jul-18
v37-0010	IN	HOA Discrepancy	Non-HOA	11-Jul-18
v52-0025	OR	HOA Discrepancy	Non-HOA	11-Jul-18
v52-0028	OR	HOA Discrepancy	Non-HOA	11-Jul-18
v52-0029	OR	HOA Discrepancy	Non-HOA	11-Jul-18
v52-0034	OR	HOA Discrepancy	Non-HOA	11-Jul-18
v52-0076	OR	HOA Discrepancy	Non-HOA	11-Jul-18
v52-0079	OR	HOA Discrepancy	Non-HOA	11-Jul-18
v54-0020	TN	HOA Discrepancy	Non-HOA	11-Jul-18
v54-0029	TN	HOA Discrepancy	Non-HOA	11-Jul-18
v54-0030	TN	HOA Discrepancy	Non-HOA	11-Jul-18
v54-0035	TN	HOA Discrepancy	Non-HOA	11-Jul-18

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v54-0039	TN	HOA Discrepancy	Non-HOA	11-Jul-18
v54-0042	TN	HOA Discrepancy	Non-HOA	11-Jul-18
v54-0043	TN	HOA Discrepancy	Non-HOA	11-Jul-18
v54-0046	TN	HOA Discrepancy	Non-HOA	11-Jul-18
v54-0076	TN	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0003	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0253	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0257	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0264	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0267	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0270	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0271	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0276	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0278	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0281	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0282	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0290	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0294	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0312	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0313	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0314	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0317	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0318	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0321	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0333	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0334	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0338	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0340	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0343	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0344	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0346	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0350	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0352	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0355	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0358	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0381	TX	HOA Discrepancy	Non-HOA	11-Jul-18
v56-0391	TX	HOA Discrepancy	Non-HOA	11-Jul-18

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